Film costs	12 Months Ended
Mar. 31, 2016
Other Industries [Abstract]
Film costs
4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Motion picture productions:
Released	89,993	75,218
Completed and not released	4,498	2,304
In production and development	106,240	95,268
Television productions:
Released	78,510	88,538
In production and development	2,952	14,410
Broadcasting rights	69,223	62,589
Less: current portion of broadcasting rights included in inventories	(46,184)	(37,099)

Film costs	305,232	301,228

Sony estimates that approximately 92% of the unamortized film costs of released motion picture and television productions at March 31, 2016 will be amortized within the next three years. Approximately 117 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 145 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.